Equity - Other comprehensive income (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Equity
Financial instruments measured at fair value	$ 1,635,489	$ (8,721,345)	$ 9,562,980
Other comprehensive income
Equity
Foreign currency translation	22,661,759	15,055,305	28,816,983
Hedge of a net investment in a foreign operation	(6,396,431)	(3,165,320)	(9,219,271)
Gains and loss on defined benefit obligation	(2,691,402)	(3,942,417)	(1,331,361)
Cash flow hedging - Future crude oil exports	(1,577,649)	601,744	(2,473,999)
Cash flow hedging - Derivative financial instruments	(57,453)	(124,384)	(1,290)
Others	(141,521)	952	3,077
Other comprehensive income attributable to owners of parent	$ 11,912,209	$ 8,674,648	$ 15,796,719